Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Responsible Equity Grant Practices
Our equity grant practices ensure all grants are made on fixed grant dates and at grant prices equal to the fair market value of our Common Stock on such dates. Equity grants are awarded under our shareholder-approved plans and we do not backdate, reprice or grant equity awards retroactively. Our shareholder-approved equity plans prohibit repricing of awards or exchanges of underwater options for cash or other securities without shareholder approval.

Award Timing Method
Our equity grant practices ensure all grants are made on fixed grant dates and at grant prices equal to the fair market value of our Common Stock on such dates. Equity grants are awarded under our shareholder-approved plans and we do not backdate, reprice or grant equity awards retroactively. Our shareholder-approved equity plans prohibit repricing of awards or exchanges of underwater options for cash or other securities without shareholder approval.

Award Timing Predetermined	true